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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Paul Leone, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Cornerstone Strategic
Value Fund, Inc.

Semi-Annual Report
June 30, 2021
(Unaudited)

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Results of Annual Meeting of Stockholders	15
Description of Dividend Reinvestment Plan	16
Proxy Voting and Portfolio Holdings Information	18
Summary of General Information	18
Stockholder Information	18

Cornerstone Strategic Value Fund, Inc. Portfolio Summary – as of June 30, 2021 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	22.2
Health Care	12.4
Consumer Discretionary	11.7
Financials	11.2
Communication Services	10.6
Closed-End Funds	8.4
Industrials	7.8
Consumer Staples	5.0
Exchange-Traded Funds	3.9
Utilities	2.3
Real Estate	1.6
Materials	1.5
Energy	0.7
Other	0.7

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Amazon.com, Inc.	Consumer Discretionary	6.2
2.	Apple Inc.	Information Technology	5.0
3.	Microsoft Corporation	Information Technology	4.7
4.	Alphabet Inc. - Class C	Communication Services	4.5
5.	Berkshire Hathaway Inc. - Class B	Financials	2.5
6.	JPMorgan Chase & Co.	Financials	2.2
7.	Facebook, Inc. - Class A	Communication Services	2.0
8.	Visa, Inc. - Class A	Information Technology	1.9
9.	UnitedHealth Group Incorporated	Health Care	1.8
10.	PayPal Holdings, Inc.	Information Technology	1.7

1

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2021 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.31%
CLOSED-END FUNDS — 8.42%

CONVERTIBLE SECURITIES — 0.42%
Virtus AllianzGI Equity & Convertible Income Fund	169,352	$5,121,204

CORE — 1.23%
General American Investors Company, Inc.	253,268	10,996,897
Royce Micro-Cap Trust, Inc.	325,246	4,033,050
		15,029,947
DEVELOPED MARKET — 0.52%
Aberdeen Japan Equity Fund, Inc.	81,617	719,046
First Trust Dynamic Europe Equity Income Fund	146,093	1,959,107
Japan Smaller Capitalization Fund, Inc.	237,324	2,140,663
New Germany Fund, Inc. (The)	50,253	1,016,367
Swiss Helvetia Fund, Inc. (The)	46,395	451,423
		6,286,606
DIVERSIFIED EQUITY — 2.76%
Adams Diversified Equity Fund, Inc.	721,091	14,255,969
Gabelli Dividend & Income Trust (The)	140,314	3,691,661
Royce Value Trust, Inc.	612,010	11,609,830
Sprott Focus Trust, Inc.	93,957	799,104
Tri-Continental Corporation	98,459	3,356,467
		33,713,031
EMERGING MARKETS — 0.45%
India Fund, Inc. (The)	21,327	468,341
Korea Fund, Inc. (The)	4,213	194,473
Mexico Fund, Inc. (The) *	47,254	719,678
Morgan Stanley India Investment Fund, Inc.	125,932	3,106,742
Templeton Emerging Markets Fund	53,526	1,059,280
		5,548,514
ENERGY MLP FUNDS — 1.00%
ClearBridge Energy Midstream Opportunity Fund Inc.	100,558	2,319,873
ClearBridge MLP and Midstream Fund Inc.	134,825	3,942,283
ClearBridge MLP and Midstream Total Return Fund Inc.	48,962	1,242,166
Kayne Anderson NextGen Energy & Infrastructure, Inc.	376,783	2,852,247
Neuberger Berman MLP and Energy Income Fund Inc.	383,159	1,915,795
		12,272,364

GLOBAL — 0.37%
Aberdeen Total Dynamic Dividend Fund	227,348	2,312,130
Delaware Enhanced Global Dividend and Income Fund	40,549	434,685
Gabelli Global Small and Mid Cap Value Trust (The)	47,978	767,643
GDL Fund (The)	108,372	982,934
		4,497,392

See accompanying notes to financial statements.

2

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2021 (unaudited) (continued)

Description	No. of Shares	Value
INCOME & PREFERRED STOCK — 0.34%
LMP Capital and Income Fund Inc.	190,960	$2,753,643
Nuveen Tax-Advantaged Dividend Growth Fund	85,653	1,376,444
		4,130,087
NATURAL RESOURCES — 0.23%
Adams Natural Resources Fund, Inc.	153,410	2,485,242
Cushing NextGen Infrastructure Income Fund (The)	5,751	278,118
		2,763,360
OPTION ARBITRAGE/OPTIONS STRATEGIES — 0.38%
Virtus Dividend, Interest & Premium Strategy Fund	306,193	4,614,329

REAL ESTATE — 0.18%
CBRE Clarion Global Real Estate Income Fund	78,181	688,775
Nuveen Real Estate Income Fund	136,032	1,508,594
		2,197,369
SECTOR EQUITY — 0.32%
Gabelli Healthcare & WellnessRx Trust (The)	126,045	1,701,608
GAMCO Natural Resources, Gold & Income Trust	70,438	385,296
Nuveen Real Asset Income and Growth Fund	114,963	1,847,455
		3,934,359
UTILITY — 0.22%
Macquarie Global Infrastructure Total Return Fund Inc.	117,757	2,717,832

TOTAL CLOSED-END FUNDS		102,826,394

COMMUNICATION SERVICES — 10.58%
Activision Blizzard, Inc.	48,000	4,581,120
Alphabet Inc. - Class C *	22,000	55,139,040
Charter Communications, Inc. - Class A *	12,000	8,657,400
Comcast Corporation - Class A	174,000	9,921,480
Facebook, Inc. - Class A *	70,000	24,339,700
Netflix, Inc. *	20,000	10,564,200
Twitter, Inc. *	30,000	2,064,300
Walt Disney Company (The) *	80,000	14,061,600
		129,328,840
CONSUMER DISCRETIONARY — 11.72%
Amazon.com, Inc. *	22,000	75,683,520
Booking Holdings Inc. *	2,500	5,470,225
Dollar General Corporation	14,000	3,029,460
eBay Inc.	38,000	2,667,980
Ford Motor Company *	150,000	2,229,000
General Motors Company *	72,000	4,260,240
Hilton Worldwide Holdings Inc. *	11,000	1,326,820
Lowe’s Companies, Inc.	40,000	7,758,800
McDonald’s Corporation	22,000	5,081,780
NIKE, Inc. - Class B	40,000	6,179,600
Starbucks Corporation	40,000	4,472,400
Target Corporation	25,000	6,043,500
Tesla, Inc. *	20,000	13,594,000
TJX Companies, Inc. (The)	80,000	5,393,600
		143,190,925
CONSUMER STAPLES — 4.97%
Coca-Cola Company (The)	224,000	12,120,640
Colgate-Palmolive Company	50,000	4,067,500
Constellation Brands, Inc. - Class A	10,000	2,338,900

See accompanying notes to financial statements.

3

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2021 (unaudited) (continued)

Description	No. of Shares	Value
CONSUMER STAPLES (Continued)
Costco Wholesale Corporation	25,500	$10,089,585
Estée Lauder Companies Inc. (The) - Class A	13,000	4,135,040
Kroger Co. (The)	44,000	1,685,640
Monster Beverage Corporation *	20,000	1,827,000
Philip Morris International Inc.	90,000	8,919,900
Sysco Corporation	28,000	2,177,000
Walgreens Boots Alliance, Inc.	40,000	2,104,400
Walmart Inc.	80,000	11,281,600
		60,747,205
ENERGY — 0.73%
Exxon Mobil Corporation	67,100	4,232,668
Kinder Morgan, Inc.	110,100	2,007,123
Schlumberger Limited	82,000	2,624,820
		8,864,611
EXCHANGE-TRADED FUNDS — 3.90%
Energy Select Sector SPDR® Fund (The)	184,000	9,912,080
Invesco QQQ TrustSM, Series 1	24,000	8,506,320
iShares Core S&P 500 ETF	34,000	14,617,280
SPDR S&P 500® ETF Trust	34,000	14,554,040
		47,589,720
FINANCIALS — 11.16%
Allstate Corporation (The)	6,000	782,640
American Express Company	25,000	4,130,750
Aon plc - Class A	12,000	2,865,120
Bank of America Corporation	430,000	17,728,900
Berkshire Hathaway Inc. - Class B *	109,000	30,293,280
Charles Schwab Corporation (The)	90,000	6,552,900
FINANCIALS (Continued)
Chubb Limited	18,000	2,860,920
Citigroup Inc.	120,000	8,490,000
Goldman Sachs Group, Inc. (The)	14,000	5,313,420
Intercontinental Exchange, Inc.	18,500	2,195,950
JPMorgan Chase & Co.	170,000	26,441,800
Moody’s Corporation	9,000	3,261,330
Morgan Stanley	60,000	5,501,400
Progressive Corporation (The)	29,000	2,848,090
S&P Global Inc.	14,000	5,746,300
T. Rowe Price Group, Inc.	4,000	791,880
Wells Fargo & Company	232,000	10,507,280
		136,311,960
HEALTH CARE — 12.43%
Abbott Laboratories	40,000	4,637,200
AbbVie Inc.	87,000	9,799,680
Agilent Technologies, Inc.	16,000	2,364,960
Amgen Inc.	12,000	2,925,000
Anthem, Inc.	14,000	5,345,200
Biogen Inc. *	10,000	3,462,700
Boston Scientific Corporation *	82,000	3,506,320
Bristol-Myers Squibb Company	118,000	7,884,760
Centene Corporation *	34,000	2,479,620
Cigna Corporation	20,000	4,741,400
CVS Health Corporation	62,000	5,173,280
Edwards Lifesciences Corporation *	26,000	2,692,820
Eli Lilly and Company	43,000	9,869,360
HCA Healthcare, Inc.	17,000	3,514,580
Humana Inc.	8,000	3,541,760
IDEXX Laboratories, Inc. *	4,000	2,526,200
IQVIA Holdings Inc. *	13,000	3,150,160
Johnson & Johnson	60,400	9,950,296

See accompanying notes to financial statements.

4

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2021 (unaudited) (continued)

Description	No. of Shares	Value
HEALTH CARE (Continued)
McKesson Corporation	9,000	$1,721,160
Medtronic plc	83,000	10,302,790
Merck & Co., Inc.	105,000	8,165,850
Organon & Co. *	10,500	317,730
Regeneron Pharmaceuticals, Inc. *	2,000	1,117,080
Stryker Corporation	20,000	5,194,600
Thermo Fisher Scientific Inc.	20,000	10,089,400
UnitedHealth Group Incorporated	56,000	22,424,640
Vertex Pharmaceuticals Incorporated *	15,000	3,024,450
Zimmer Biomet Holdings, Inc.	12,000	1,929,840
		151,852,836
INDUSTRIALS — 7.79%
Boeing Company (The) *	32,000	7,665,920
Caterpillar Inc.	32,000	6,964,160
Cintas Corporation	5,000	1,910,000
CSX Corporation	141,000	4,523,280
Deere & Company	18,000	6,348,780
Eaton Corporation plc	24,000	3,556,320
Emerson Electric Co.	28,000	2,694,720
FedEx Corporation	15,000	4,474,950
General Dynamics Corporation	16,000	3,012,160
Honeywell International Inc.	40,000	8,774,000
Johnson Controls International plc	40,000	2,745,200
Lockheed Martin Corporation	14,000	5,296,900
Norfolk Southern Corporation	14,000	3,715,740
Northrop Grumman Corporation	9,000	3,270,870
INDUSTRIALS (Continued)
Roper Technologies, Inc.	6,000	2,821,200
Southwest Airlines Co. *	33,000	1,751,970
Stanley Black & Decker, Inc.	9,000	1,844,910
TransDigm Group Incorporated *	3,000	1,941,870
Union Pacific Corporation	39,000	8,577,270
United Parcel Service, Inc. - Class B	49,000	10,190,530
Waste Management, Inc.	22,000	3,082,420
		95,163,170
INFORMATION TECHNOLOGY — 22.22%
Adobe Inc. *	16,000	9,370,240
Advanced Micro Devices, Inc. *	52,000	4,884,360
Analog Devices, Inc.	12,000	2,065,920
Apple Inc.	445,000	60,947,200
Applied Materials, Inc.	41,000	5,838,400
Autodesk, Inc. *	14,000	4,086,600
Fidelity National Information Services, Inc.	26,000	3,683,420
Fiserv, Inc. *	30,000	3,206,700
Intel Corporation	234,000	13,136,760
Intuit Inc.	12,000	5,882,040
Lam Research Corporation	4,000	2,602,800
Mastercard Incorporated - Class A	51,000	18,619,590
Micron Technology, Inc. *	40,000	3,399,200
Microsoft Corporation	213,000	57,701,700
NVIDIA Corporation	20,000	16,002,000
PayPal Holdings, Inc. *	70,000	20,403,600
QUALCOMM Incorporated	47,000	6,717,710
salesforce.com, inc. *	42,000	10,259,340
Visa, Inc. - Class A	97,000	22,680,540
		271,488,120

See accompanying notes to financial statements.

5

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2021 (unaudited) (concluded)

Description	No. of Shares	Value
MATERIALS — 1.54%
Air Products and Chemicals, Inc.	12,000	$3,452,160
Ball Corporation	13,000	1,053,260
Ecolab Inc.	10,000	2,059,700
Freeport-McMoRan Inc.	90,000	3,339,900
Newmont Corporation	46,000	2,915,480
PPG Industries, Inc.	13,000	2,207,010
Sherwin-Williams Company (The)	14,000	3,814,300
		18,841,810
REAL ESTATE — 1.54%
American Tower Corporation	26,000	7,023,640
Digital Realty Trust, Inc.	16,000	2,407,360
Equinix, Inc.	6,000	4,815,600
Public Storage	9,000	2,706,210
SBA Communications Corporation	6,000	1,912,200
		18,865,010
UTILITIES — 2.31%
American Water Works Company, Inc.	9,000	1,387,170
Duke Energy Corporation	44,000	4,343,680
Eversource Energy	24,000	1,925,760
Exelon Corporation	55,000	2,437,050
NextEra Energy, Inc.	114,000	8,353,920
Public Service Enterprise Group Incorporated	28,000	1,672,720
Sempra Energy	18,000	2,384,640
Southern Company (The)	60,000	3,630,600
Xcel Energy Inc.	31,000	2,042,280
		28,177,820

TOTAL EQUITY SECURITIES (cost - $998,290,883)		1,213,248,421
SHORT-TERM INVESTMENT — 0.52%
MONEY MARKET FUND — 0.52%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% ^ (cost - $6,334,116)	6,334,116	6,334,116

TOTAL INVESTMENTS — 99.83% (cost - $1,004,624,999)		1,219,582,537

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.17%		2,067,896

NET ASSETS — 100.00%		$1,221,650,433

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2021.

See accompanying notes to financial statements.

6

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – June 30, 2021 (unaudited)

ASSETS
Investments, at value (cost – $1,004,624,999) (Notes B and C)	$1,219,582,537
Cash	19
Receivables:
Investments sold	3,025,576
Dividends	754,132
Prepaid expenses	37,871
Total Assets	1,223,400,135

LIABILITIES
Payables:
Investments purchased	517,167
Investment management fees (Note D)	994,371
Administration and fund accounting fees (Note D)	76,041
Directors’ fees and expenses	60,967
Other accrued expenses	101,156
Total Liabilities	1,749,702

NET ASSETS (applicable to 117,878,707 shares of common stock)	$1,221,650,433

NET ASSET VALUE PER SHARE ($1,221,650,433 ÷ 117,878,707)	$10.36

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 117,878,707 shares issued and outstanding (200,000,000 shares authorized)	$117,879
Paid-in capital	1,007,031,242
Accumulated earnings	214,501,312
Net assets applicable to shares outstanding	$1,221,650,433

See accompanying notes to financial statements.

7

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2021 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$7,129,039

Expenses:
Investment management fees (Note D)	4,306,139
Administration and fund accounting fees (Note D)	212,141
Directors’ fees and expenses	123,161
Printing	69,232
Custodian fees	45,576
Legal and audit fees	35,649
Transfer agent fees	21,919
Stock exchange listing fees	16,178
Insurance	10,263
Miscellaneous	16,821
Total Expenses	4,857,079

Net Investment Income	2,271,960

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	72,575,864
Long-term capital gain distributions from regulated investment companies	59,959
Net change in unrealized appreciation/(depreciation) in value of investments	30,125,717
Net realized and unrealized gain on investments	102,761,540

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,033,500

See accompanying notes to financial statements.

8

Cornerstone Strategic Value Fund, Inc. Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020

INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,271,960	$3,454,805
Net realized gain from investments	72,635,823	58,789,922
Net change in unrealized appreciation/(depreciation) in value of investments	30,125,717	41,098,290

Net increase in net assets resulting from operations	105,033,500	103,343,017

Distributions to stockholders (Note B):
From earnings	(74,193,353)	(62,663,445)
Return-of-capital	(7,024,685)	(106,452,386)

Total distributions to stockholders	(81,218,038)	(169,115,831)

Common stock transactions:
Proceeds from rights offering of 39,026,477 and 0 shares of newly issued common stock, respectively	415,241,715	—
Offering expenses associated with rights offering	(297,236)	(3,877)
Proceeds from 1,376,559 and 2,732,291 shares newly issued in reinvestment of dividends and distributions, respectively	13,859,442	26,246,791
Payments for 0 and 299,198 shares repurchased, respectively	—	(2,037,253)

Net increase in net assets from common stock transactions	428,803,921	24,205,661

Total increase/(decrease) in net assets	452,619,383	(41,567,153)

NET ASSETS
Beginning of period	769,031,050	810,598,203
End of period	$1,221,650,433	$769,031,050

See accompanying notes to financial statements.

9

Cornerstone Strategic Value Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2021 (Unaudited)		2020	2019		2018	2017	2016
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$9.93		$10.80	$10.50		$13.55	$13.24	$15.11
Net investment income #	0.02		0.05	0.10		0.11	0.15	0.23
Net realized and unrealized gain/(loss) on investments	1.02		1.31	2.66		(0.85)	2.65	1.01
Net increase/(decrease) in net assets resulting from operations	1.04		1.36	2.76		(0.74)	2.80	1.24

Dividends and distributions to stockholders:
Net investment income	(0.03)		(0.05)	(0.10)		(0.11)	(0.13)	(0.22)
Net realized capital gains	(0.85)		(0.78)	(0.52)		(0.26)	(1.29)	(0.71)
Return-of-capital	(0.08)		(1.40)	(1.84)		(2.47)	(1.37)	(2.47)
Total dividends and distributions to stockholders	(0.96)		(2.23)	(2.46)		(2.84)	(2.79)	(3.40)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	0.35		—	—		0.53	0.30	0.29
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00	+	0.00 +	0.00 +	0.00 +
Common stock repurchases	—		0.00 +	—		0.00 +	—	—
Total common stock transactions	0.35		0.00 +	0.00	+	0.53	0.30	0.29

Net asset value, end of period	$10.36		$9.93	$10.80		$10.50	$13.55	$13.24
Market value, end of period	$11.61		$11.73	$11.21		$11.18	$15.47	$15.17
Total investment return (a)	8.85	%(b)	31.58%	25.42%		(9.44)%	25.48%	23.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$1,221,650		$769,031	$810,598		$762,236	$596,439	$380,024
Ratio of net expenses to average net assets (c)	1.13	%(d)	1.14%	1.13	%(e)	1.14%	1.20%	1.25%
Ratio of net investment income to average net assets (f)	0.53	%(d)	0.47%	0.95	%(e)	0.84%	1.13%	1.66%
Portfolio turnover rate	59	%(b)	95%	45%		58%	81%	88%

#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Not annualized.
(c)	Expenses do not include expenses of investment companies in which the Fund invests.
(d)	Annualized.
(e)

Includes the reimbursement of proxy solicitation costs by the investment manager. If these costs had not been reimbursed by the investment manager, the ratio of expenses to average net assets would have been 1.14% for the year ended December 31, 2019.

(f)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

10

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund” or “CLM”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services–Investment Companies.”

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

New Regulation: On December 3, 2020, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), which establishes a framework for fund valuation practices and clarifies how the board of directors of a fund can satisfy its valuation obligations under the 1940 Act. The SEC provided an eighteen-month transition period beginning on the effective date of rule 2a-5 (March 8, 2021) until its compliance date (September 8, 2022). Management is currently evaluating the impact to the financial statement disclosures, if any.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, LLC (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect

11

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

most closely the value of such securities. At June 30, 2021, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2021, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2021, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2018 through 2020, and for the six months ended June 30, 2021. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long- term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost

12

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the Fund’s investments and the inputs used as of June 30, 2021 in valuing the investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Securities	$1,213,248,421	$—
Short-Term Investment	6,334,116	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,219,582,537	$—

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2021.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2021, certain officers of the Fund are also officers of Cornerstone or Ultimus Fund Solutions, LLC (“Ultimus”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2021, Cornerstone earned $4,306,139 for investment management services.

13

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

Fund Accounting and Administration Agreement

Under the fund accounting and administration agreement with the Fund, Ultimus is responsible for generally managing the administrative affairs of the Fund, including supervising the preparation of reports to stockholders, reports to and filings with the SEC and materials for meetings of the Board. Ultimus is also responsible for calculating the net asset value per share and maintaining the financial books and records of the Fund. Ultimus is entitled to receive a fee in accordance with the agreements. For the six months ended June 30, 2021, Ultimus earned $212,141 as fund accounting agent and administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2021, purchases and sales of securities, other than short-term investments, were $876,255,393 and $519,204,997, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 200,000,000 shares of common stock authorized and 117,878,707 shares issued and outstanding at June 30, 2021. Transactions in common stock for the six months ended June 30, 2021 were as follows:

Shares at beginning of period	77,475,671
Shares newly issued from rights offering	39,026,477
Shares issued in reinvestment of dividends and distributions	1,376,559
Shares at end of period	117,878,707

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the periods ended June 30, 2021 and December 31, 2020 was as follows:

	June 30, 2021	December 31, 2020
Ordinary Income	$2,271,960	$6,812,616
Long-Term Capital Gains	71,921,393	55,850,829
Return-of-Capital	7,024,685	106,452,386
Total Distributions	$81,218,038	$169,115,831

At December 31, 2020, the components of accumulated earnings on a tax basis for the Fund were as follows:

Net unrealized appreciation	$183,661,165
Total accumulated earnings	$183,661,165

The following information is computed on a tax basis for each item as of June 30, 2021:

Cost of portfolio investments	$1,005,081,225
Gross unrealized appreciation	$225,132,536
Gross unrealized depreciation	(10,631,224)
Net unrealized appreciation	$214,501,312

14

Results of Annual Meeting of Stockholders (unaudited)

On April 6, 2021, the Annual Meeting of Stockholders of the Fund was held and the following matter was voted upon based on 77,672,435 shares of common stock outstanding on the record date of February 16, 2021:

(1)

To approve the election of one Class III Director to hold office until the year 2022 Annual Meeting of Stockholders and three Class II Directors to hold office until the year 2024 Annual Meeting of Stockholders.

Name of Directors	For	Witheld
Frank J. Maresca (Class III)	39,536,885	2,703,671
Robert E. Dean (Class II)	41,133,992	1,106,564
Matthew W. Morris (Class II)	40,955,144	1,285,412
Scott B. Rogers (Class II)	40,923,865	1,316,691

15

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at 6201 15th Avenue, Brooklyn, NY 11219. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution ice (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where

16

Description of Dividend Reinvestment Plan (unaudited) (concluded)

temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all their shares though the Agent. Shares may be sold via the internet at www.astfinancial.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, 6201 15th Avenue, Brooklyn, NY 11219. There is a commission of $0.05 per share.

All correspondence concerning the Plan should be directed to the Agent 6201 15th Avenue, Brooklyn, NY 11219. Certain transactions can be performed online at www.astfinancial.com or by calling the toll-free number (866) 668-6558.

17

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the SEC, www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at www.sec.gov or on the Fund’s website at www.cornerstonestrategicvaluefund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov.

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE American. Its investment objective is to seek long-term capital appreciation through investment in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, LLC.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicvaluefund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

18

Cornerstone Strategic Value Fund, Inc.

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Registrant does not engage in securities lending activities.

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)
Date	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)
Date	August 23, 2021

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	August 23, 2021

*	Print the name and title of each signing officer under his or her signature.